Schedule of depreciation and amortization (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation		₨ 14,752	₨ 33,893	₨ 85,509
Amortization		230,758	627,651	502,992
Depreciation on right of use assets		62,643	87,936	77,868
Total	$ 4,062	₨ 308,153	₨ 749,480	₨ 666,369